Note 7 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Debt Securities, Available-for-Sale [Table Text Block]
	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$846	$2	$-	$848
Federal National Mortgage Association securities	33	1	-	34
Total available-for-sale-securities	$879	$3	$-	$882
	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$1,631	$1	$(2)	$1,630
Federal National Mortgage Association securities	35	1	-	36
Total available-for-sale-securities	$1,666	$2	$(2)	$1,666

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale
	Amortized Cost	Fair Value
Due after ten years	$879	$882

Gain (Loss) on Securities [Table Text Block]

	December 31, 2024
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	8	$376	$-	$718	$(2)	$1,094	$(2)